NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of long-term debt reconciliation

Long-term Debt Reconciliation (in thousands)	March 31, 2025	December 31, 2024
Taproot – Omnibus Equipment Refinancing Agreement	$422	$643
Taproot – Equipment Financing Agreement	4,561	5,785
Total Equipment notes payable	4,983	6,428
Less: Equipment notes payable, current portion	(2,822)	(3,084)
Equipment notes payable, net of current portion	$2,161	$3,344

Long-term Debt Reconciliation	December 31, 2024	December 31, 2023
Taproot – Omnibus Equipment Refinancing Agreement	$643	$–
Taproot – Equipment Financing Agreement	5,785	–
Total Equipment notes payable	6,428	–
Less: Equipment notes payable, current portion	(3,084)	–
Equipment notes payable, net of current portion	$3,344	$–

Schedule of maturities notes payable

2025	$1,959
2026	6,186
Total payments on notes payable	$8,145

2025	$3,340
2026	6,344
Total payments on notes payable	$9,684